Accounting policies - Additional Information (Details) - GBP (£) £ in Millions		12 Months Ended
	Jan. 01, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Accounting Policies [Line Items]
Overstatement of liabilities due to error that resulted in overpayment of dividends			£ 1,116	£ 1,000
Understatement of equity due to error that resulted in overpayment of dividends			£ 1,116	£ 1,000
Freehold Land or Assets Classified as Held-for-sale
Disclosure Of Accounting Policies [Line Items]
Property Plant And Equipment Depreciation Rates		0.00%
Cigarette Making Machinery
Disclosure Of Accounting Policies [Line Items]
Property Plant And Equipment Depreciation Rates		5.00%
Estimates of useful economic lives		20 years		14 years
Cigarette Making Machinery | Reynolds American Inc.
Disclosure Of Accounting Policies [Line Items]
Estimates of useful economic lives		20 years		30 years
Top of Range
Disclosure Of Accounting Policies [Line Items]
Property Plant And Equipment Depreciation Rates		25.00%	25.00%	7.00%
Top of Range | Freehold and Leasehold Property
Disclosure Of Accounting Policies [Line Items]
Property Plant And Equipment Depreciation Rates		4.00%
Top of Range | Other Trademarks and Similar Assets
Disclosure Of Accounting Policies [Line Items]
Intangible assets, remaining useful lives		20 years
Top of Range | Computer Software
Disclosure Of Accounting Policies [Line Items]
Intangible assets, remaining useful lives		5 years
Top of Range | Global Software Solutions
Disclosure Of Accounting Policies [Line Items]
Intangible assets, remaining useful lives		10 years
Bottom of Range
Disclosure Of Accounting Policies [Line Items]
Property Plant And Equipment Depreciation Rates		3.00%	3.00%	3.00%
Bottom of Range | Freehold and Leasehold Property
Disclosure Of Accounting Policies [Line Items]
Property Plant And Equipment Depreciation Rates		2.50%
Bottom of Range | Computer Software
Disclosure Of Accounting Policies [Line Items]
Intangible assets, remaining useful lives		3 years
Increase (Decrease) Due to Application of IFRS 16
Disclosure Of Accounting Policies [Line Items]
Increase (decrease) in assets	£ 607
Increase (decrease) in equity and liabilities	£ 607